Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Mar. 18, 2015
IfrsStatementLineItems [Line Items]
Accounts receivable, current	R$ 205,793	R$ 173,657	R$ 696,283
Accounts receivable, current	(205,793)	(173,657)	R$ (696,283)
Accounts receivable, noncurrent	950,950	644,895
Total receivables	1,156,743	818,552
Total	1,156,743	818,552
Liabilities	29,874,232	28,233,626
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	144,937	127,614
Accounts receivable, current	(144,937)	(127,614)
Total	96,703	76,642
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	49,595	52,333
Accounts receivable, current	(49,595)	(52,333)
Monthly Flow Paymentsiiandvi [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	13,376	11,930
Accounts receivable, current	(13,376)	(11,930)
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	97,075	86,446
Accounts receivable, current	(97,075)	(86,446)
Accounts receivable, noncurrent	949,589	643,534
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	1,361
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Total	1,060,040	741,910
Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ 372,550	R$ 275,240